Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 22,173,790	$ 19,967,738
Taxes payable	1,502,539	1,426,024
Others	3,018,670	1,427,406
Accrued Expenses and Other Current Liabilities	$ 26,694,999	$ 22,821,168